Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	EVERNORTH HOLDINGS INC.
Entity Central Index Key	0002092592
Entity Tax Identification Number	39-4156999
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Address, Address Line One	600 Battery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	322-3046
Entity Ex Transition Period	false
Entity Primary SIC Number	6199
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	701 S Carson St., Ste 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	888
Local Phone Number	528-2677